REPORTABLE SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Schedule Of Reportable Segments Property Plant and Equipment [Table Text Block]
	December 31,	December 31,
As at	2014	2013

Oman – discontinued operation	$-	$820,534
Turkey – capital assets	41,377	59,013
Canada – capital assets	20,745	48,460
Total	$62,122	$928,007